UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			 	       Washington, D.C. 20549

					FORM 13F

				 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
				   	[   ]  adds new holdings entries/

Institutional Investment Manager Filing this Report:

Name:	Financial Partners Capital Management, Inc.
	590 Madison Avenue
	New York, NY 10022

13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Alison Davis
Title:	Office Manager
Phone:	212-409-2111
Signature, Place, and Date of Signing:

Alison Davis,  New York, New York    October 31, 2000

Report Type 	(Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[       ]		13F NOTICE.

[       ]		13F COMBINATION REPORT>

List of Other Managers Reporting for this Manager:	0


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

				FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		             71

Form 13F Information Table Value Total:		     214,407

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      552    11600 SH
SOLE                                      11600
Ambac, Inc.                    COM              023139108      234     3200 SH
SOLE                                       3200
America Online, Inc.           COM              02364J104      465     8650 SH
SOLE                                       8650
American Express Inc.          COM              025816109      319     5259 SH
SOLE                                       5259
American Home Products         COM              026609107     2963    52380 SH
SOLE                                      52380
American International Group   COM              026874107     5962    62312 SH
SOLE                                      62312
Applied Materials Inc.         COM              038222105     4950    83450 SH
SOLE                                      83450
Automatic Data Processing      COM              053015103      986    14742 SH
SOLE                                      14742
Avalonbay Communities, Inc. SB COM              053373106      391     8199 SH
SOLE                                       8199
Bank of New York               COM              064057102     3476    62000 SH
SOLE                                      62000
Bellsouth Corp.                COM              079860102      298     7400 SH
SOLE                                       7400
Bristol-Myers Squibb           COM              110122108      739    12930 SH
SOLE                                      12930
Cisco Systems                  COM              17275R102    17360   314207 SH
SOLE                                     314207
Citigroup Inc.                 COM              172967101     2238    41399 SH
SOLE                                      41399
Coca-Cola Co.                  COM              191216100      711    12900 SH
SOLE                                      12900
Costco Wholesale Corp.         COM              22160q102      917    26240 SH
SOLE                                      26240
Cox Communications, Inc.       COM              224044107     2870    75025 SH
SOLE                                      75025
EMC Corp.                      COM              268648102    18860   190265 SH
SOLE                                     190265
Eli Lilly & Co.                COM              532457108      604     7450 SH
SOLE                                       7450
Enron Corp.                    COM                             228     2600 SH
SOLE                                       2600
Equity Residential Properties  COM              29476L107     1224    25496 SH
SOLE                                      25496
Europe Fund, Inc.              COM              29874M103     2284   133850 SH
SOLE                                     133850
Exxon Mobil Corporation        COM              30231G102     2776    31147 SH
SOLE                                      31147
Fannie Mae                     COM              313586109     4768    66690 SH
SOLE                                      66690
First Data Corp.               COM              319963104     4961   127007 SH
SOLE                                     127007
France Growth Fund, Inc.       COM              35177K108      727    57575 SH
SOLE                                      57575
General Electric               COM              369604103     8783   152244 SH
SOLE                                     152244
Gillette Co.                   COM              375766102      207     6700 SH
SOLE                                       6700
Hewlett-Packard                COM              428236103      397     4095 SH
SOLE                                       4095
Home Depot                     COM              437076102     6092   114803 SH
SOLE                                     114803
Infinity Broadcasting Corp. Cl COM              45662S102     2461    74590 SH
SOLE                                      74590
Intel Corp.                    COM              458140100     1743    41942 SH
SOLE                                      41942
International Business Machine COM              459200101      450     4000 SH
SOLE                                       4000
John Hancock Bank & Thrift Opp COM              409735107     1709   215280 SH
SOLE                                     215280
Kansas City Southern Industrie COM              485170104      143    16500 SH
SOLE                                      16500
Kent Electronics Corp.         COM              490553104     1929    80775 SH
SOLE                                      80775
Lincare Holdings               COM              532791100      344    12000 SH
SOLE                                      12000
MSDW Emerging Markets Fund, In COM              61744G107      570    45155 SH
SOLE                                      45155
Manor Care, Inc. (N/C HCR Mano COM              421937103     1358    86550 SH
SOLE                                      86550
Mattell, Inc.                  COM              577081102      741    66190 SH
SOLE                                      66190
Merck & Co, Inc.               COM              589331107     4016    53949 SH
SOLE                                      53949
Microsoft Corp.                COM              594918104     4297    71252 SH
SOLE                                      71252
Motorola Inc.                  COM              620076109     7182   254244 SH
SOLE                                     254244
Nortel Networks Corp Hldg      COM                            5311    89175 SH
SOLE                                      89175
North Fork Bancorp, Inc.       COM              659424105      216    10000 SH
SOLE                                      10000
Omnicare, Inc.                 COM              681904108     2019   125200 SH
SOLE                                     125200
Omnicom Group, Inc.            COM              681919106     1867    25600 SH
SOLE                                      25600
Oracle Systems Corp.           COM              68389X105      461     5850 SH
SOLE                                       5850
Pepsico Inc.                   COM              713448108      317     6900 SH
SOLE                                       6900
Pfizer Inc.                    COM              717081103     9755   217082 SH
SOLE                                     217082
Procter & Gamble               COM              742718109     1203    17950 SH
SOLE                                      17950
Qualcomm, Inc.                 COM                            2791    39175 SH
SOLE                                      39175
Quest Diagnostics, Inc.        COM              74834L100    10007    87205 SH
SOLE                                      87205
Royal Dutch Petroleum          COM              780257804      210     3500 SH
SOLE                                       3500
S&P 400 Mid-Cap Dep. Recpt.    COM              595635103     5576    56750 SH
SOLE                                      56750
Schlumberger Ltd.              COM              806857108      744     9040 SH
SOLE                                       9040
Scientific-Atlanta, Inc.       COM              808655104     4653    73138 SH
SOLE                                      73138
Scudder New Asia Fund, Inc.    COM              811183102      223    18100 SH
SOLE                                      18100
Seagate Technology             COM              811804103     2436    35300 SH
SOLE                                      35300
Stilwell Financial Inc.        COM                            3765    86560 SH
SOLE                                      86560
Symbol Technologies Inc.       COM              871508107     9537   265370 SH
SOLE                                     265370
Target Corp.                   COM              87612E106      246     9600 SH
SOLE                                       9600
Texaco Inc.                    COM              881694103      262     4996 SH
SOLE                                       4996
Texas Instruments, Inc.        COM              882508104     9913   210077 SH
SOLE                                     210077
Time Warner Inc.               COM              887315109     8161   104295 SH
SOLE                                     104295
Tyco International Ltd. NEW    COM                             506     9748 SH
SOLE                                       9748
Viacom Inc. CL B               COM              925524308     1255    21453 SH
SOLE                                      21453
Vodafone Group (N/C Vodafone A COM              92857T107     3351    90560 SH
SOLE                                      90560
Wal-Mart Stores                COM              931142103     2162    44920 SH
SOLE                                      44920
Williams Cos                   COM              969457100      253     6000 SH
SOLE                                       6000
Worldcom, Inc. (N/C MCI Worldc COM              55268B106     2923    96222 SH
SOLE                                      96222